Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consist of the following:
	As of September 30,
	2024	2023
Accrued payroll and welfare	$171,479	$196,767
Deposits	—	—
Tax Payable	56,018	21,914
Accrued service fee	—	6,956
Accrued listing fee	—	39,765
Others	9,316	44,584
	$236,813	$309,986